Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Stock Payable [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Total
Balance at Dec. 31, 2015	$ 465	$ 863,093		$ (887,831)		$ (24,273)
Balance, shares at Dec. 31, 2015	4,654,680
Shares issued for cash	$ 221	1,104,779				1,105,000
Shares issued for cash, shares	2,210,000
Stock issued to settle accounts payable	$ 3	24,750				24,753
Stock issued to settle accounts payable, shares	30,000
Shares issued for services	$ 173	1,507,960				1,508,133
Shares issued for services, shares	1,733,333
Contributed capital		7,947				7,947
Foreign currency translation adjustments					155	155
Net loss				(2,697,795)		(2,697,795)
Balance at Dec. 31, 2016	$ 862	3,508,529		(3,585,626)	155	(76,080)
Balance, shares at Dec. 31, 2016	8,627,013
Shares issued for cash	$ 136	901,864	50,000			952,000
Shares issued for cash, shares	1,359,000
Shares issued for services	$ 228	3,151,623	128,000			3,279,850
Shares issued for services, shares	2,275,000
Loss on warrants for debt conversion		138,007				138,007
Beneficial conversion feature		51,638				51,638
Stock-based compensation		1,347,624				1,347,624
Debt converted	$ 20	357,980				358,000
Debt converted, shares	200,000
Shares reserved
Shares reserved, shares	3,342,008
Foreign currency translation adjustments					(155)	(155)
Net loss				(6,165,793)		(6,165,793)
Balance at Dec. 31, 2017	$ 1,245	$ 9,457,265	$ 178,000	$ (9,751,419)		(114,909)
Balance, shares at Dec. 31, 2017	15,803,021
Foreign currency translation adjustments						(53,333)
Net loss						(7,864,289)
Balance at Sep. 30, 2018						$ (1,653,411)